As filed with the Securities and Exchange Commission on August 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

(Exact name of registrant as specified in charter)

100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2005
Leuthold Core Investment Fund
(Unaudited)
			Market
		Shares	Value
COMMON STOCKS - 54.18%

Aerospace & Defense - 0.91%
Lockheed Martin Corp.		121,316	$7,869,769
Beverages - 1.36%
Brown-Forman Corp. - Class B		28,447	$1,719,906
Constellation Brands, Inc. - Class A (a)		200,799	5,923,570
Diageo PLC ADR		69,443	4,117,970
			$11,761,446
Chemicals - 1.39%
Agrium, Inc. (b)		107,929	$2,116,488
Monsanto Co.		87,012	5,470,444
Potash Corp of Saskatchewan (b)		46,017	4,398,305
			$11,985,237
Computers & Peripherals - 4.99%
Applied Films Corp. (a)		65,259	$1,670,631
Avid Technology, Inc. (a)		52,710	2,808,389
EMC Corp. (a)		400,761	5,494,433
Hutchinson Technology, Inc. (a)		69,443	2,674,250
Lexmark International, Inc. (a)		30,957	2,006,942
Maxtor Corp. (a)		458,490	2,384,148
M-Systems Flash Disk Pioneers (a)		215,022	4,121,972
Network Appliance, Inc. (a)		169,005	4,777,771
SanDisk Corp. (a)		188,249	4,467,149
Seagate Technology (a)(b)		141,395	2,481,482
Storage Technology Corp. (a)		159,802	5,799,215
Western Digital Corp. (a)		320,441	4,300,318
			$42,986,700
Electric Services - 0.87%
NRG Energy, Inc. (a)		199,962	$7,518,571
Electric Utilities - 2.41%
PPL Corp.		147,252	$8,743,824
TECO Energy, Inc.		239,285	4,524,879
TXU Corp.		90,359	7,507,929
			$20,776,632
Food & Staples Retailing - 0.32%
NeighborCare, Inc. (a)		84,503	$2,802,965
Food Products - 1.76%
Archer-Daniels-Midland Co.		324,624	$6,940,461
Bunge Ltd.		115,459	7,320,101
Fresh Del Monte Produce, Inc. (b)		32,630	878,399
			$15,138,961
Health Care Providers & Services - 6.81%
American Healthways, Inc. (a)		199,125	$8,417,014
Andrx Corp. (a)		173,189	3,517,468
Caremark Rx, Inc. (a)		86,176	3,836,555
Cerner Corp. (a)		200,799	13,648,308
DaVita, Inc. (a)		99,562	4,528,080
IMS Health, Inc.		169,005	4,186,254
Laboratory Corp Of America Holdings (a)		159,802	7,974,120
McKesson Corp.		109,603	4,909,118
Pediatrix Medical Group, Inc. (a)		85,340	6,275,904
RehabCare Group, Inc. (a)		54,383	1,453,658
			$58,746,479
Insurance - 5.47%
Manulife Financial Corp. (b)		211,675	$10,120,182
Metlife, Inc.		331,318	14,889,431
Prudential Financial, Inc.		337,174	22,138,845
			$47,148,458
Metals & Mining - 9.64%
BHP Billiton Ltd. - ADR		774,747	$21,150,593
Cia Siderurgica Nacional SA - ADR		95,379	1,540,371
Cia Vale do Rio Doce - ADR		77,809	2,278,248
Cleveland-Cliffs, Inc.		76,136	4,397,615
Inco Ltd. (a)(b)		379,007	14,307,514
PAN American Silver Corp. (a)(b)		91,196	1,348,789
Phelps Dodge Corp.		123,826	11,453,905
POSCO - ADR		93,706	4,120,253
Quanex Corp.		62,749	3,326,325
Rio Tinto PLC - ADR		114,622	13,974,714
Southern Peru Copper Corp. (b)		81,156	3,476,723
Western Silver Corp. (a)(b)		200,799	1,746,951
			$83,122,001
Multi-Utilities & Unregulated Power - 4.07%
The AES Corp. (a)		953,793	$15,623,129
Constellation Energy Group, Inc.		80,319	4,633,603
Oneok, Inc.		453,470	14,805,796
			$35,062,528
Oil & Gas - 7.14%
Burlington Resources, Inc.		147,252	$8,134,200
Chesapeake Energy Corp.		284,464	6,485,779
Marathon Oil Corp.		92,869	4,956,419
Newfield Exploration Co. (a)		107,093	4,271,940
Noble Energy, Inc.		57,730	4,367,274
Plains Exploration & Production Co. (a)		117,969	4,191,439
Southwestern Energy Co. (a)		102,072	4,795,343
Williams Cos, Inc.		763,871	14,513,549
XTO Energy, Inc.		288,648	9,811,145
			$61,527,088
Pharmaceuticals - 7.04%
Abbott Laboratories		141,395	6,929,769
American Pharmaceutical Partners, Inc. (a)		76,136	3,140,610
AstraZeneca Plc - ADR		104,582	4,315,053
Barr Pharmaceuticals, Inc. (a)		80,319	3,914,748
Bristol-Myers Squibb Co.		176,536	4,409,869
Eli Lilly & Co.		104,582	5,826,263
GlaxoSmithKline PLC ADR		90,359	4,383,315
IVAX Corp. (a)		198,289	4,263,214
Merck & Co., Inc.		134,703	4,148,852
Mylan Laboratories		221,715	4,265,797
Pfizer, Inc.		200,799	5,538,037
Teva Pharmaceutical Industries, Ltd. ADR		159,802	4,976,234
Wyeth		102,072	4,542,204
			60,653,965
TOTAL COMMON STOCKS (Cost $394,421,875)			$467,100,800

PHYSICAL INDUSTRIAL METALS - 6.47%			Market
Physical Metals - 0.91%		Tons	Value
Antimony (a)		130	$403,784
Manganese (a)		229	372,125
		Pounds
Cobalt Falconbridge Cathodes (a)		19,290	254,634
Molybdenum (a)		13,029	442,996
		Kilograms
Ferro Tungsten (a)		12,300	424,336
Indium (a)		412	374,920
		Ounces
Palladium (a)		9,223	1,683,197
Silver (a)		548,000	3,855,180
			$7,811,172
Prepaid Forward Contracts - 5.56%
Aluminum, 12/05 (a)		750	$1,289,063
Aluminum, 3/06 (a)		5,625	9,615,937
Aluminum, 7/06 (a)		1,600	2,716,000
Copper, 12/05 (a)		225	700,875
Copper, 3/06 (a)		3,700	10,770,700
Copper, 7/06 (a)		1,025	2,810,550
Lead, 7/06 (a)		3,175	2,768,600
Nickel, 12/05 (a)		42	600,180
Nickel, 3/06 (a)		396	5,563,800
Nickel, 7/06 (a)		54	741,420
Tin, 3/06 (a)		345	2,471,925
Tin, 7/06 (a)		90	641,250
Zinc, 3/06 (a)		4,575	5,678,719
Zinc, 7/06 (a)		1,275	1,582,275
			47,951,294
TOTAL PHYSICAL INDUSTRIAL METALS (Cost $55,778,561)			$55,762,466

			Market
		Shares	Value
PREFERRED STOCKS - 0.22%
Metals & Mining - 0.22%
Gerdau SA - ADR		197,452	$1,921,208

TOTAL PREFERRED STOCKS (Cost $2,222,137)			$1,921,208

INVESTMENT COMPANIES - 6.05%
Asia Tigers Fund, Inc. (a)		11,239	$135,205
The Brazil Fund Inc.		13,416	508,466
The Brazilian Equity Fund Inc.		2,000	0
Delaware Pooled Trust - The Emerging Markets Portfolio		204,135	3,192,677
The Greater China Fund Inc.		13,672	221,896
ING Russia Fund		195,282	5,094,914
iShares MSCI Brazil Index Fund		170,135	4,222,751
iShares S&P Latin America Fund (a)		38,362	3,568,433
iShares MSCI Emerging Markets Index Fund (a)		47,635	3,410,666
iShares MSCI Malaysia Index Fund		272,865	1,888,226
iShares MSCI South Africa Fund		17,032	1,234,650
iShares MSCI South Korea Index Fund		40,252	1,288,064
iShares MSCI Taiwan Index Fund		210,887	2,551,733
Korea Equity Fund, Inc. (a)		7,200	50,976
The Korea Fund Inc.		65,464	1,790,440
Latin American Discovery Fund, Inc.		5,300	106,000
Matthews China Fund		707,132	9,913,988
Matthews Korea Fund		1,173,201	5,349,795
Nicholas-Applegate Mut Fd (a)		199,531	2,595,904
The Singapore Fund Inc.		1,600	14,176
US Global Investors Accolade Funds - Eastern European Fund		159,232	5,001,471
TOTAL INVESTMENT COMPANIES (Cost $41,284,363)			$52,140,431

		Principal	Market
		Amount	Value
CORPORATE BONDS - 9.58%
General Motors Acceptance Corp.
8.000%, 11/01/2031		$46,174,000	$41,203,046
General Mtrs Accep Corp.
6.750%, 12/01/2014		46,236,000	41,366,147
TOTAL CORPORATE BONDS (Cost $79,052,225)			$82,569,193

U.S. TREASURY OBLIGATIONS - 9.33%
United States Treasury Note- 9.33%
2.625%, 05/15/2008		82,724,000	80,387,709
TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,121,857)			$80,387,709

SHORT TERM INVESTMENTS - 2.12%
Variable Rate Demand Notes - 2.12%
American Family Demand Note
2.949%		$7,404,084	$7,404,084
U.S. Bank, N.A.
3.080%		4,030,142	4,030,142
Wisconsin Corporate Central Credit Union
3.000%		6,869,026	6,869,026
TOTAL SHORT TERM INVESTMENTS (Cost $18,303,252)			$18,303,252
Total Investments (Cost $671,184,270) - 87.95%			$758,185,059
Other Assets in Excess of Liabilities - 12.05%			103,869,784
TOTAL NET ASSETS - 100.00%			$862,054,843

Leuthold Core Investment Fund
Schedule of Securities Sold Short
June 30, 2005
(Unaudited)
		Principal	Market
U.S. TREASURY OBLIGATIONS - 10.00%		Amount	Value
U.S. Treasury Bond
0.00%, 11/15/2015		$46,438,000	$30,544,687
0.00%, 08/15/2025		132,640,000	55,249,468
Total Securities Sold Short (Proceeds $77,653,778)			$85,794,155

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

Schedule of Investments
June 30, 2005
Leuthold Select Industries Fund
(Unaudited)			Market
		Shares	Value
COMMON STOCKS - 93.88%
Aerospace & Defense - 1.45%
Lockheed Martin Corp.		5,478	$355,358
Beverages - 2.45%
Brown-Forman Corp. - Class B		1,400	$84,644
Constellation Brands, Inc. - Class A (a)		10,423	307,478
Diageo PLC ADR		3,565	211,405
			$603,527
Chemicals - 2.46%
Agrium, Inc.		5,650	$110,796
Monsanto Co.		4,360	274,113
Potash Corp of Saskatchewan (b)		2,296	219,452
			$604,361
Computers & Peripherals - 8.81%
Applied Films Corp. (a)		3,414	$87,398
Avid Technology, Inc. (a)		2,669	142,204
EMC Corp. (a)		20,201	276,956
Hutchinson Technology, Inc. (a)		3,535	136,133
Lexmark International, Inc. (a)		1,541	99,903
Maxtor Corp. (a)		23,081	120,021
M-Systems Flash Disk Pioneers (a)(b)		10,816	207,343
Network Appliance, Inc. (a)		8,520	240,860
SanDisk Corp. (a)		9,506	225,577
Seagate Technology (a)(b)		7,110	124,781
Storage Technology Corp. (a)		8,036	291,627
Western Digital Corp. (a)		15,891	213,257
			$2,166,060
Electric Services - 1.56%
NRG Energy, Inc. (a)		10,171	$382,430
Electric Utilities - 4.10%
PPL Corp.		6,787	$403,012
TECO Energy, Inc.		11,903	225,086
TXU Corp.		4,572	379,887
			$1,007,985
Food & Staples Retailing - 0.55%
NeighborCare, Inc. (a)		4,048	$134,272
Food Products - 2.95%
Archer-Daniels-Midland Co.		15,378	$328,782
Bunge Ltd.		5,609	355,610
Fresh Del Monte Produce, Inc.		1,541	41,484
			$725,876
Health Care Providers & Services - 11.83%
American Healthways, Inc. (a)		9,899	$418,431
Andrx Corp. (a)		8,681	176,311
Caremark Rx, Inc. (a)		4,240	188,765
Cerner Corp. (a)		9,940	675,622
DaVita, Inc. (a)		4,612	209,754
IMS Health, Inc.		8,399	208,043
Laboratory Corp Of America Holdings (a)		7,936	396,006
McKesson Corp.		5,478	245,359
Pediatrix Medical Group, Inc. (a)		4,330	318,428
RehabCare Group, Inc. (a)		2,638	70,514
			$2,907,233
Insurance - 9.39%
Manulife Financial Corp. (b)		10,201	$487,710
Metlife, Inc.		15,962	717,332
Prudential Financial, Inc.		16,787	1,102,235
			$2,307,277
Metals & Mining - 16.66%
BHP Billiton Ltd. - ADR		39,345	$1,074,118
Cia Siderurgica Nacional SA - ADR		4,461	72,045
Cia Vale do Rio Doce - ADR		3,897	114,104
Cleveland-Cliffs, Inc.		4,008	231,502
Inco Ltd.		18,751	707,850
PAN American Silver Corp. (a)(b)		4,068	60,166
Phelps Dodge Corp.		6,153	569,153
POSCO - ADR		4,743	208,550
Quanex Corp.		3,212	170,268
Rio Tinto PLC - ADR		5,136	626,181
Southern Peru Copper Corp. (b)		4,038	172,988
Western Silver Corp. (a)(b)		9,940	86,478
			$4,093,403
Multi-Utilities & Unregulated Power - 6.95%
The AES Corp. (a)		47,704	$781,392
Constellation Energy Group, Inc.		4,099	236,471
Oneok, Inc.		21,118	689,503
			$1,707,366
Oil & Gas - 12.28%
Burlington Resources, Inc.		7,724	$426,674
Chesapeake Energy Corp.		13,827	315,256
Marathon Oil Corp.		4,622	246,676
Newfield Exploration Co. (a)		5,247	209,303
Noble Energy, Inc.		2,719	205,692
Plains Exploration & Production Co. (a)		5,740	203,942
Southwestern Energy Co. (a)		5,035	236,544
Williams Cos, Inc.		37,804	718,276
XTO Energy, Inc.		13,434	456,622
			$3,018,985
Pharmaceuticals - 12.44%
Abbott Laboratories		7,090	$347,481
American Pharmaceutical Partners, Inc. (a)		3,807	157,039
AstraZeneca Plc - ADR		5,287	218,142
Barr Pharmaceuticals, Inc. (a)		4,038	196,812
Bristol-Myers Squibb Co.		8,932	223,121
Eli Lilly & Co.		5,196	289,469
GlaxoSmithKline PLC ADR		4,602	223,243
IVAX Corp. (a)		9,950	213,925
Merck & Co., Inc.		6,858	211,227
Mylan Laboratories		11,108	213,718
Pfizer, Inc.		10,373	286,087
Teva Pharmaceutical Industries, Ltd. ADR		7,936	247,127
Wyeth		5,166	229,887
			$3,057,278
TOTAL COMMON STOCKS (Cost $18,782,194)			$23,071,411

INVESTMENT COMPANIES - 1.96%
SPDR Trust Series 1		2,027	$241,578
Nasdaq-100 Index Tracking Stock		6,493	238,877
TOTAL INVESTMENT COMPANIES (Cost $492,718)			$480,455

PREFERRED STOCKS - 0.38%
Metals & Mining - 0.38%
Gerdau SA - ADR		9,718	$94,556
TOTAL PREFERRED STOCKS (Cost $107,694)			$94,556

		Principal	Market
		Amount	Value
SHORT TERM INVESTMENTS - 1.28%
Variable Rate Demand Notes - 1.28%
U.S. Bank, N.A.
3.080%		313,377	$313,377
TOTAL SHORT TERM INVESTMENTS (Cost $313,377)			$313,377
Total Investments (Cost $19,695,983) - 97.50%			$23,959,799
Other Assets in Excess of Liabilities - 2.50%			615,039
TOTAL NET ASSETS - 100.00%			$24,574,838

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

Schedule of Investments
June 30, 2005
Grizzly Short Fund
(Unaudited)
	Principal	Market
	Amount	Value
SHORT TERM INVESTMENTS - 1.40%
Variable Rate Demand Notes - 1.40%
U.S. Bank, N.A.
3.080%	506,204	$506,204
TOTAL SHORT TERM INVESTMENTS (Cost $506,204)		$506,204
Total Investments (Cost $506,204) - 1.40%		$506,204
Other Assets in Excess of Liabilities - 98.60%		35,752,890
TOTAL NET ASSETS - 100.00%		$36,259,094

Grizzly Short Fund
Schedule of Securities Sold Short
June 30, 2005
(Unaudited)
		Market
	Shares	Value
Advertising - 6.0%
Interpublic Group of Companies, Inc.	54,593	$664,943
Lamar Advertising Co.	18,445	788,893
RH Donnelley Corp.	11,511	713,452
		$2,167,288

Airlines - 3.3%
JetBlue Airways Corp.	27,234	$556,663
Southwest Airlines Co.	46,732	650,977
		$1,207,640
Asset Managers & Custody Banks - 1.8%
State Street Corp.	13,580	$655,235
Auto Parts & Equipment - 2.0%
Gentex Corp.	39,820	$724,724
Biotechnology - 7.0%
Alkermes, Inc.	42,610	563,304
Cephalon, Inc.	13,886	552,802
ICOS Corp.	34,690	734,387
Medimmune, Inc.	26,372	704,660
		$2,555,153
Broadcasting & Cable TV - 4.1%
Cumulus Media, Inc.	14,278	$168,195
The DIRECTV Group Inc.	39,519	612,544
XM Satellite Radio Holdings, Inc. - Class A	20,950	705,177
		$1,485,916
Casinos & Gaming - 1.9%
Wynn Resorts Ltd	14,328	$677,285
Communication Equipment - 3.6%
Comverse Technology, Inc.	28,963	$684,975
QUALCOMM, Inc.	19,099	630,458
		$1,315,433
Data Processing & Outsourced Services - 2.1%
Automatic Data Processing, Inc.	17,624	$739,679
Diversified Commercial & Professional Services - 1.9%
Cendant Corp.	31,134	$696,468
Electronic Equipment Manufacturers - 1.4%
National Instruments Corp.	22,881	$485,077
Electronic Manufacturing Services - 2.0%
Flextronics International Ltd. (a)	54,246	$716,590
Environmental Facilities & Services - 1.7%
Waste Management, Inc.	22,114	$626,711
Health Care Equipment - 2.2%
Stryker Corp.	16,983	$807,711
Health Care Facilities - 2.0%
Tenet Healthcare Corp.	59,295	$725,771
Industrial Machinery - 4.2%
Briggs & Stratton Corp.	20,783	$719,507
SPX Corp.	17,491	804,236
		$1,523,743
Insurance Brokers - 4.2%
AON Corp.	37,059	$927,957
Arthur J. Gallagher & Co.	21,418	581,070
		$1,509,027
Internet Retail - 2.0%
Amazon.Com, Inc.	22,095	$730,903
Internet Software & Services - 3.7%
Akamai Technologies, Inc.	54,499	$715,572
VeriSign, Inc.	22,203	638,558
		$1,354,130
Investment- Banking & Brokerage - 1.4%
Knight Capital Group, Inc.	68,251	$520,073
Movies & Entertainment - 3.3%
Regal Entertainment Group	30,877	$582,958
Time Warner, Inc.	36,852	615,797
		$1,198,755
Paper Packaging - 3.3%
Packaging Corp of America	35,955	$756,853
Smurfit-Stone Container Corp.	40,982	416,787
		$1,173,640
Paper Products - 1.4%
International Paper Co.	16,657	$503,208
Pharmaceuticals - 3.6%
Sepracor, Inc.	12,593	$755,706
Valeant Pharmaceuticals International	31,252	550,973
		$1,306,679
Property & Casualty Insurance - 2.0%
AMBAC Financial Group, Inc.	10,383	$724,318
Publishing & Printing - 5.9%
Dex Media, Inc.	35,016	$854,740
Dow Jones & Co, Inc.	20,595	730,093
Knight-Ridder, Inc.	9,229	566,107
		$2,150,940
Real Estate Investment Trust - 2.2%
Prologis	20,117	$809,508
Specialty Chemicals - 1.8%
Cytec Industries, Inc.	16,598	$660,600
Specialty Stores - 4.2%
Blockbuster, Inc.	87,471	$797,735
Officemax Inc Del	24,279	722,786
		$1,520,521
Thrifts & Mortgage Finance - 6.5%
Golden West Financial Corp.	11,788	$758,911
Hudson City Bancorp, Inc.	74,514	850,205
Webster Financial Corp.	15,590	727,897
		$2,337,013
Wireless Telecom Services - 3.9%
American Tower Corp. - Class A	36,555	$768,386
Telephone & Data System, Inc., Special Common Shares	7,535	288,892
Telephone & Data Systems, Inc.	8,641	352,639
		$1,409,917

Total Securities Sold Short (Proceeds $36,112,332) - 96.6%		$35,019,656

Footnotes

Percentages are stated as a percent of net assets.
(a) Foreign Issued Security

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leuthold Funds Inc.

By (Signature and Title) /s/ Steven C. Leuthold
 Steven C. Leuthold, President

Date: 8/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven C. Leuthold
   Steven C. Leuthold, President

Date: 8/26/05

By (Signature and Title)* /s/ David R. Cragg
   David R. Cragg, Treasurer

Date: 8/26/05

* Print the name and title of each signing officer under his or her signature.